Consolidated Statements of Stockholders' Equity - USD ($) $ in Millions	Total	Prior to reorganization [Member]	After reorganization [Member]	Member investment Albertsons Companies, LLC	Member investment Albertsons Companies, LLC Prior to reorganization [Member]	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) After reorganization [Member]	Accumulated other comprehensive income (loss) Albertsons Companies, LLC	Accumulated other comprehensive income (loss) Albertsons Companies, LLC Prior to reorganization [Member]	(Accumulated deficit) / Retained earnings	(Accumulated deficit) / Retained earnings After reorganization [Member]	(Accumulated deficit) / Retained earnings Albertsons Companies, LLC	(Accumulated deficit) / Retained earnings Albertsons Companies, LLC Prior to reorganization [Member]	Common Stock	Additional paid in capital	Additional paid in capital After reorganization [Member]	Treasury Stock
Beginning balance at Feb. 27, 2016	$ 1,613.2			$ 1,967.9				$ (112.7)				$ (242.0)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation	53.3			53.3
Employee tax withholding on vesting of phantom units	(17.4)			(17.4)
Other member activity	(4.5)			(4.5)
Net income (loss)	(373.3)											(373.3)
Other comprehensive income (loss), net of tax	99.9							99.9
Ending balance at Feb. 25, 2017						$ (12.8)
Ending balance at Feb. 25, 2017	1,371.2			1,999.3				(12.8)				(615.3)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation		$ 24.6			$ 24.6
Equity-based compensation			$ 21.3													$ 21.3
Employee tax withholding on vesting of phantom units		(17.4)			(17.4)
Employee tax withholding on vesting of phantom units			(0.1)													$ (0.1)
Member distribution		(250.0)			(250.0)
Other member activity		(1.6)			$ (1.6)
Net income (loss)	46.3	(342.0)	388.3								$ 388.3		$ (342.0)
Other comprehensive income (loss), net of tax	203.9	$ 39.3	$ 164.6			203.9	$ 164.6		$ 39.3
Reorganization Transactions				$ (1,754.9)		26.5		$ (26.5)		$ (957.3)		$ 957.3		$ 2.8	$ 1,752.1
Reorganization Transactions (in shares)														279,654,028
Ending balance at Feb. 24, 2018	1,398.2					191.1				(569.0)				$ 2.8	1,773.3
Ending balance (in shares) at Feb. 24, 2018														279,654,028
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation	35.5														35.5
Employee tax withholding on vesting of phantom units	(15.3)														(15.3)
Net income (loss)	(4.5)									(4.5)
Other comprehensive income (loss), net of tax	1.0					1.0
Treasury stock purchases, at cost	(25.8)																$ (25.8)
Other activity	1.0									5.8					(4.8)
Treasury stock purchases, at cost (in shares)														(1,772,018)
Ending balance at Dec. 01, 2018	1,390.1					192.1				(567.7)				$ 2.8	1,788.7		(25.8)
Ending balance (in shares) at Dec. 01, 2018														277,882,010
Beginning balance at Feb. 24, 2018	1,398.2					191.1				(569.0)				$ 2.8	1,773.3
Beginning balance (in shares) at Feb. 24, 2018														279,654,028
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation	47.7														47.7
Employee tax withholding on vesting of phantom units	(15.3)														(15.3)
Net income (loss)	131.1									131.1
Other comprehensive income (loss), net of tax	(99.8)					(99.8)
Reorganization Transactions	13.1														13.1
Treasury stock purchases, at cost	(25.8)																(25.8)
Other activity	1.5									6.1					(4.6)
Treasury stock purchases, at cost (in shares)														(1,772,018)
Ending balance at Feb. 23, 2019	1,450.7					91.3				(431.8)				$ 2.8	1,814.2		(25.8)
Ending balance (in shares) at Feb. 23, 2019														277,882,010
Beginning balance at Dec. 01, 2018	1,390.1					192.1				(567.7)				$ 2.8	1,788.7		(25.8)
Beginning balance (in shares) at Dec. 01, 2018														277,882,010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	135.6
Ending balance at Feb. 23, 2019	1,450.7					91.3				(431.8)				$ 2.8	1,814.2		(25.8)
Ending balance (in shares) at Feb. 23, 2019														277,882,010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to Company's parents														1,715,302
Equity-based compensation	24.8														24.8
Employee tax withholding on vesting of phantom units	(14.7)														(14.7)
Adoption of new accounting standards, net of tax	574.6					16.6				558.0
Net income (loss)	398.6									398.6
Other comprehensive income (loss), net of tax	(5.7)					(5.7)
Other comprehensive income (loss), net of tax including cumulative effect of new accounting principle	(22.3)					(22.3)
Other activity	(1.1)									(0.3)					(0.8)
Ending balance at Nov. 30, 2019	$ 2,410.6					$ 85.6				$ 524.5				$ 2.8	$ 1,823.5		$ (25.8)
Ending balance (in shares) at Nov. 30, 2019														279,597,312